Nationwide Life Insurance Company: • Nationwide Variable Account

Prospectus supplement dated July 13, 2010

to Prospectus dated May 1, 2008

This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.

Subject to shareholder approval, effective July 16, 2010, the following underlying mutual fund will be liquidated and will merge into a new underlying mutual fund as indicated below:

Liquidated Underlying Mutual Fund	Merged Underlying Mutual Fund
Wells Fargo Advantage Large Company Core Fund – Investor Class	Wells Fargo Advantage – Large Company Cap Core: Investor Class